Transactions and Balances with Related Parties (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Transactions and Balances with Related Parties [Line Items]
Monthly fees	$ 9,500	₪ 5
Total fees	103,000		$ 73,000	$ 49,000
Balance of key management personnel & accounting firm, total	66,000		$ 71,000
Percentage of investment			1.04%
Balances of shares total	772,000
Revaluation gain	5,000
Other investment	777,000
Convertible loan	$ 208,000	₪ 700
Percentage of annual rate	8.00%	8.00%
Percentage of market price	20.00%	20.00%
Fair value	$ 269,000
Interest amount	7,000
Loans payable in default	269,000		$ 1,318,000
Bad debt loss	308,000
InterCure Ltd [Member]
Transactions and Balances with Related Parties [Line Items]
Balances of shares total			772,000
Interest amount	1,626,000
Other related parties [member]
Transactions and Balances with Related Parties [Line Items]
Balances of shares total	$ 0		$ 0	$ 11,000